Taxes (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets
Mineral Property Interests	$ (1,881)	$ (1,919)
Equipment	115	0
Non-capital Losses	389	520
Net Deferred Tax Assets	$ (1,377)	$ (1,399)